FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 0.4%
AT&T Inc.	12,500	$307,500	(a)

Entertainment - 0.7%
G5 Entertainment AB	4,823	211,330	(b)
Nintendo Co. Ltd.	700	326,507	(b)

Total Entertainment		537,837

Interactive Media & Services - 1.8%
Alphabet Inc., Class C Shares	160	462,974	*(a)
Kakaku.com Inc.	8,600	229,557	(b)
Rightmove PLC	38,300	411,266	(b)
Yelp Inc.	5,600	202,944	*(a)

Total Interactive Media & Services		1,306,741

Media - 4.0%
Criteo SA, ADR	11,800	458,666	*(a)
CyberAgent Inc.	17,000	282,907	(b)
Fox Corp., Class A Shares	8,000	295,200	(a)
MFE-MediaForEurope NV, Class A Shares	91,500	93,287	*
MFE-MediaForEurope NV, Class B Shares	91,500	129,695
New York Times Co., Class A Shares	4,700	227,010	(a)
Nippon Television Holdings Inc.	24,500	248,793	(b)
Publicis Groupe SA	5,100	343,365	(b)
SKY Perfect JSAT Holdings Inc.	73,000	266,555	(b)
ValueCommerce Co. Ltd.	6,000	233,196	(b)
WPP PLC	20,300	306,842	(b)

Total Media		2,885,516

Wireless Telecommunication Services - 0.4%
SoftBank Group Corp.	5,900	278,771	(b)

TOTAL COMMUNICATION SERVICES		5,316,365

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 1.0%
Aisin Corp.	6,300	241,561	(b)
NGK Spark Plug Co. Ltd.	15,100	262,960	(b)
Yokohama Rubber Co. Ltd.	14,800	237,153	(b)

Total Auto Components		741,674

Automobiles - 1.4%
Bayerische Motoren Werke AG	2,850	287,200	(b)
Daimler AG, Registered Shares	3,400	261,086	(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	1

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Automobiles - (continued)
Suzuki Motor Corp.	5,500	$211,795	(b)
Trigano SA	1,250	242,938	(b)

Total Automobiles		1,003,019

Hotels, Restaurants & Leisure - 0.2%
Kindred Group PLC	10,000	118,230	(b)

Household Durables - 2.3%
Berkeley Group Holdings PLC	4,200	270,739	(b)
Crest Nicholson Holdings PLC	51,100	256,702	(b)
Forbo Holding AG, Registered Shares	125	255,560	(b)
Lennar Corp., Class A Shares	2,400	278,784	(a)
PulteGroup Inc.	7,100	405,836	(a)
Redrow PLC	24,600	232,910	(b)

Total Household Durables		1,700,531

Multiline Retail - 1.5%
Canadian Tire Corp. Ltd., Class A Shares	1,700	243,842
Next PLC	4,000	440,091	(b)
Target Corp.	1,800	416,592	(a)

Total Multiline Retail		1,100,525

Specialty Retail - 1.7%
AutoZone Inc.	140	293,495	*(a)
CECONOMY AG	42,100	181,575	*(b)
Dunelm Group PLC	12,700	236,980	(b)
H & M Hennes & Mauritz AB, Class B Shares	12,200	239,265	(b)
Lowe’s Cos. Inc.	950	245,556	(a)

Total Specialty Retail		1,196,871

Textiles, Apparel & Luxury Goods - 3.5%
adidas AG	1,000	288,401	(b)
Burberry Group PLC	9,200	225,431	(b)
Deckers Outdoor Corp.	1,100	402,941	*(a)
Dr. Martens PLC	52,100	301,279	*(b)
Gildan Activewear Inc.	7,100	301,018
Hermes International	200	349,235	(b)
Pandora A/S	3,200	398,275	(b)
Swatch Group AG, Bearer Shares	910	277,227	(b)

Total Textiles, Apparel & Luxury Goods		2,543,807

TOTAL CONSUMER DISCRETIONARY		8,404,657

CONSUMER STAPLES - 7.9%
Beverages - 1.3%
Remy Cointreau SA	900	219,077	(b)
Suntory Beverage & Food Ltd.	5,600	202,536	(b)

See Notes to Schedule of Investments.

2	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Beverages - (continued)
Takara Holdings Inc.	18,700	$198,516	(b)
Treasury Wine Estates Ltd.	34,000	306,523	(b)

Total Beverages		926,652

Food & Staples Retailing - 3.5%
BJ’s Wholesale Club Holdings Inc.	4,400	294,668	*(a)
George Weston Ltd.	2,300	266,665
Jeronimo Martins SGPS SA	12,600	288,366	(b)
Kesko oyj, Class B Shares	9,000	298,559	(b)
Loblaw Cos. Ltd.	5,600	458,820
METRO AG	25,600	268,626	(b)
North West Co. Inc.	12,600	341,060
Walgreens Boots Alliance Inc.	6,600	344,256	(a)

Total Food & Staples Retailing		2,561,020

Food Products - 1.0%
Costa Group Holdings Ltd.	68,400	150,825	(b)
Sanderson Farms Inc.	1,800	343,944	(a)
Viscofan SA	3,450	222,975	(b)

Total Food Products		717,744

Personal Products - 1.8%
BellRing Brands Inc., Class A Shares	8,000	228,240	*(a)
Kao Corp.	5,400	282,574	(b)
L’Oreal SA	600	284,425	(b)
Medifast Inc.	700	146,601	(a)
Nu Skin Enterprises Inc., Class A Shares	3,200	162,400	(a)
USANA Health Sciences Inc.	2,200	222,640	*(a)

Total Personal Products		1,326,880

Tobacco - 0.3%
Japan Tobacco Inc.	10,900	219,768	(b)

TOTAL CONSUMER STAPLES		5,752,064

ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Aker Solutions ASA	86,000	227,724	*(b)

Oil, Gas & Consumable Fuels - 3.5%
BP PLC	80,500	358,122	(b)
Cosmo Energy Holdings Co. Ltd.	16,900	330,296	(b)
Eni SpA	21,300	294,443	(b)
Imperial Oil Ltd.	9,600	346,221
Marathon Petroleum Corp.	3,100	198,369	(a)
Parex Resources Inc.	11,600	198,171
Royal Dutch Shell PLC, Class B Shares	16,000	351,204	(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	3

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Suncor Energy Inc.	8,500	$212,676
Whitehaven Coal Ltd.	117,600	223,870	*(b)

Total Oil, Gas & Consumable Fuels		2,513,372

TOTAL ENERGY		2,741,096

FINANCIALS - 13.5%
Banks - 2.7%
Banco Bilbao Vizcaya Argentaria SA	46,300	274,882	(b)
Banco Santander SA	88,000	293,720	(b)
Barclays PLC	136,000	345,683	(b)
BAWAG Group AG	5,000	307,487	(b)
Comerica Inc.	2,800	243,600	(a)
Lloyds Banking Group PLC	370,000	238,533	(b)
Nishi-Nippon Financial Holdings Inc.	39,000	252,244	(b)

Total Banks		1,956,149

Capital Markets - 3.1%
3i Group PLC	15,000	293,473	(b)
Azimut Holding SpA	6,800	189,815	(b)
Canaccord Genuity Group Inc.	16,300	194,319
Evercore Inc., Class A Shares	2,200	298,870	(a)
Goldman Sachs Group Inc.	900	344,295	(a)
Lazard Ltd., Class A Shares	6,400	279,232	(a)
Man Group PLC	97,282	299,358	(b)
UBS Group AG, Registered Shares	19,500	349,988	(b)

Total Capital Markets		2,249,350

Consumer Finance - 1.8%
Ally Financial Inc.	6,900	328,509	(a)
Credit Acceptance Corp.	450	309,456	*(a)
Discover Financial Services	3,000	346,680	(a)
Santander Consumer USA Holdings Inc.	6,900	289,938	(a)

Total Consumer Finance		1,274,583

Diversified Financial Services - 0.4%
Plus500 Ltd.	17,000	312,707	(b)

Insurance - 5.0%
Allianz SE, Registered Shares	1,300	307,345	(b)
Arch Capital Group Ltd.	6,200	275,590	*(a)
ASR Nederland NV	5,800	266,663	(b)
Baloise Holding AG, Registered Shares	1,400	228,569	(b)
Dai-ichi Life Holdings Inc.	13,600	274,764	(b)
Direct Line Insurance Group PLC	95,000	358,117	(b)
Everest Re Group Ltd.	1,050	287,616	(a)

See Notes to Schedule of Investments.

4	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - (continued)
Japan Post Holdings Co. Ltd.	30,000	$234,152	(b)
Japan Post Insurance Co. Ltd.	15,400	247,448	(b)
MetLife Inc.	5,300	331,197	(a)
MS&AD Insurance Group Holdings Inc.	8,100	249,929	(b)
NN Group NV	6,000	324,279	(b)
WR Berkley Corp.	3,300	271,887	(a)

Total Insurance		3,657,556

Thrifts & Mortgage Finance - 0.5%
Radian Group Inc.	15,100	319,063	(a)

TOTAL FINANCIALS		9,769,408

HEALTH CARE - 6.9%
Biotechnology - 0.4%
Regeneron Pharmaceuticals Inc.	500	315,760	*(a)

Health Care Equipment & Supplies - 1.3%
Align Technology Inc.	400	262,872	*(a)
Demant A/S	3,600	182,630	*(b)
Hoya Corp.	1,300	192,757	(b)
Inmode Ltd.	4,700	331,726	*(a)

Total Health Care Equipment & Supplies		969,985

Health Care Providers & Services - 2.3%
Ensign Group Inc.	3,500	293,860	(a)
H.U. Group Holdings Inc.	6,600	167,244	(b)
Henry Schein Inc.	3,200	248,096	*(a)
McKesson Corp.	1,900	472,283	(a)
Molina Healthcare Inc.	1,400	445,312	*(a)

Total Health Care Providers & Services		1,626,795

Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories Inc., Class A Shares	600	453,342	*(a)
Mettler-Toledo International Inc.	200	339,442	*(a)
Waters Corp.	600	223,560	*(a)

Total Life Sciences Tools & Services		1,016,344

Pharmaceuticals - 1.5%
Indivior PLC	99,200	344,490	*(b)
Nippon Shinyaku Co. Ltd.	3,600	250,198	(b)
Novo Nordisk A/S, Class B Shares	2,100	234,769	(b)
Ono Pharmaceutical Co. Ltd.	8,900	220,622	(b)

Total Pharmaceuticals		1,050,079

TOTAL HEALTH CARE		4,978,963

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	5

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INDUSTRIALS - 16.4%
Air Freight & Logistics - 1.7%
Deutsche Post AG, Registered Shares	4,900	$315,397	(b)
Expeditors International of Washington Inc.	2,250	302,153	(a)
Royal Mail PLC	48,500	332,700	(b)
Yamato Holdings Co. Ltd.	11,800	276,717	(b)

Total Air Freight & Logistics		1,226,967

Building Products - 2.2%
AO Smith Corp.	3,000	257,550	(a)
Cie de Saint-Gobain	4,100	288,395	(b)
Fletcher Building Ltd.	55,300	277,618	(b)
Lennox International Inc.	825	267,597	(a)
Masco Corp.	3,500	245,770	(a)
Sanwa Holdings Corp.	27,000	288,046	(b)

Total Building Products		1,624,976

Commercial Services & Supplies - 0.2%
Intrum AB	6,400	165,273	(b)

Construction & Engineering - 0.4%
Balfour Beatty PLC	77,800	275,238	(b)

Electrical Equipment - 0.3%
Signify NV	5,300	244,301	(b)

Machinery - 4.1%
AGCO Corp.	2,000	232,040	(a)
ANDRITZ AG	4,800	247,322	(b)
Bucher Industries AG, Registered Shares	650	320,569	(b)
Caterpillar Inc.	1,750	361,795	(a)
CNH Industrial NV	20,600	395,638	(b)
Cummins Inc.	1,350	294,489	(a)
Daimler Truck Holding AG	1,700	62,496	*
FANUC Corp.	1,100	233,184	(b)
NGK Insulators Ltd.	17,700	299,174	(b)
Schindler Holding AG, Registered Shares	840	224,301	(b)
Terex Corp.	7,000	307,650	(a)

Total Machinery		2,978,658

Marine - 1.6%
A.P. Moller - Maersk A/S, Class B Shares	130	466,562	(b)
Kuehne + Nagel International AG, Registered Shares	1,000	321,595	(b)
Nippon Yusen KK	5,200	396,065	(b)

Total Marine		1,184,222

See Notes to Schedule of Investments.

6	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - 3.5%
BayCurrent Consulting Inc.	900	$346,744	(b)
IR Japan Holdings Ltd.	1,400	83,619	(b)
JAC Recruitment Co. Ltd.	13,300	240,981	(b)
ManpowerGroup Inc.	2,700	262,791	(a)
McMillan Shakespeare Ltd.	25,000	219,859	(b)
Meitec Corp.	6,500	382,592	(b)
Pagegroup PLC	28,500	244,578	(b)
Robert Half International Inc.	3,000	334,560	(a)
TriNet Group Inc.	4,300	409,618	*(a)

Total Professional Services		2,525,342

Road & Rail - 0.4%
Ryder System Inc.	3,400	280,262	(a)

Trading Companies & Distributors - 2.0%
Ashtead Group PLC	3,900	312,536	(b)
Finning International Inc.	10,500	264,627
Howden Joinery Group PLC	22,000	267,710	(b)
Mitsui & Co. Ltd.	11,200	265,209	(b)
Rush Enterprises Inc., Class A Shares	5,600	311,584	(a)

Total Trading Companies & Distributors		1,421,666

TOTAL INDUSTRIALS		11,926,905

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.1%
Nokia oyj, ADR	70,500	438,510	*(a)
Radware Ltd.	7,800	324,792	*(a)

Total Communications Equipment		763,302

Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics Inc.	1,900	255,113	*(a)
Celestica Inc.	20,200	225,163	*
Renishaw PLC	4,300	278,121	(b)
Spectris PLC	5,300	262,340	(b)

Total Electronic Equipment, Instruments & Components		1,020,737

IT Services - 2.3%
Adyen NV	91	238,076	*(b)
Alliance Data Systems Corp.	4,500	299,565	(a)
Alten SA	2,300	413,278	(b)
CGI Inc.	3,400	300,637	*
Reply SpA	2,200	444,090	(b)

Total IT Services		1,695,646

Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials Inc.	3,000	472,080	(a)
ASML Holding NV	375	299,015	(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	7

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
BE Semiconductor Industries NV	4,600	$389,676	(b)
Cirrus Logic Inc.	3,100	285,262	*(a)
Melexis NV	2,400	284,831	(b)
ON Semiconductor Corp.	5,800	393,936	*(a)
Qorvo Inc.	2,400	375,336	*(a)
SCREEN Holdings Co. Ltd.	2,900	309,504	(b)

Total Semiconductors & Semiconductor Equipment		2,809,640

Software - 2.8%
Atlassian Corp. PLC, Class A Shares	700	266,903	*(a)
Check Point Software Technologies Ltd.	3,450	402,132	*(a)
NortonLifeLock Inc.	11,600	301,368	(a)
Open Text Corp.	6,200	294,279
Qualys Inc.	2,950	404,799	*(a)
Teradata Corp.	6,700	284,549	*(a)
Zoom Video Communications Inc., Class A Shares	550	101,150	*(a)

Total Software		2,055,180

Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc.	1,700	301,869	(a)
HP Inc.	8,200	308,894	(a)
Logitech International SA, Registered Shares	3,500	292,941	(b)
NetApp Inc.	3,500	321,965	(a)
Seagate Technology Holdings PLC	2,900	327,642	(a)

Total Technology Hardware, Storage & Peripherals		1,553,311

TOTAL INFORMATION TECHNOLOGY		9,897,816

MATERIALS - 6.8%
Chemicals - 2.1%
CF Industries Holdings Inc.	4,400	311,432	(a)
Covestro AG	4,600	283,843	(b)
Incitec Pivot Ltd.	100,000	236,461	(b)
Methanex Corp.	5,800	229,441
OCI NV	8,000	208,702	*(b)
Olin Corp.	4,200	241,584	(a)

Total Chemicals		1,511,463

Construction Materials - 0.3%
CSR Ltd.	57,600	246,803	(b)

Metals & Mining - 3.9%
BlueScope Steel Ltd.	19,100	291,780	(b)
Capstone Mining Corp.	60,900	268,645	*
Evraz PLC	31,800	259,567	(b)
Ferrexpo PLC	64,000	259,255	(b)

See Notes to Schedule of Investments.

8	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
First Quantum Minerals Ltd.	10,300	$246,477
Rio Tinto Ltd.	4,700	343,395	(b)
South32 Ltd.	115,800	339,431	(b)
SSAB AB, Class B Shares	75,300	377,577	*(b)
thyssenkrupp AG	15,900	175,151	*(b)
voestalpine AG	6,700	244,243	(b)

Total Metals & Mining		2,805,521

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	4,900	383,915	(a)

TOTAL MATERIALS		4,947,702

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
EPR Properties	5,800	275,442	(a)
Stockland	103,000	317,874	(b)

Total Equity Real Estate Investment Trusts (REITs)		593,316

Real Estate Management & Development - 3.6%
Aeon Mall Co. Ltd.	21,300	303,895	(b)
Daito Trust Construction Co. Ltd.	3,300	377,006	(b)
Jones Lang LaSalle Inc.	1,600	430,944	*(a)
Mitsui Fudosan Co. Ltd.	12,100	239,692	(b)
Nexity SA	5,600	263,358	(b)
PSP Swiss Property AG, Registered Shares	2,300	286,315	(b)
Samhallsbyggnadsbolaget i Norden AB	53,000	386,697	(b)
TAG Immobilien AG	9,900	277,379	(b)

Total Real Estate Management & Development		2,565,286

TOTAL REAL ESTATE		3,158,602

UTILITIES - 2.7%
Electric Utilities - 1.2%
Acciona SA	2,000	381,148	(b)
Hokkaido Electric Power Co. Inc.	50,200	223,675	(b)
Kyushu Electric Power Co. Inc.	41,400	308,939	(b)

Total Electric Utilities		913,762

Gas Utilities - 0.7%
Nippon Gas Co. Ltd.	22,200	294,346	(b)
Tokyo Gas Co. Ltd.	12,300	221,083	(b)

Total Gas Utilities		515,429

Independent Power and Renewable Electricity Producers - 0.2%
Polaris Infrastructure Inc.	9,800	130,620

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	9

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 0.6%
Centrica PLC		448,700	$433,497	*(b)

TOTAL UTILITIES			1,993,308

TOTAL COMMON STOCKS (Cost - $59,766,192)			68,886,886

	RATE
PREFERRED STOCKS - 0.3%
INDUSTRIALS - 0.3%
Machinery - 0.3%
Jungheinrich AG (Cost - $248,277)	0.958%	5,200	265,657	(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $60,014,469)			69,152,543

SHORT-TERM INVESTMENTS - 3.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,456,063)	0.010%	2,456,063	2,456,063

TOTAL INVESTMENTS - 98.6% (Cost - $62,470,532)			71,608,606
Other Assets in Excess of Liabilities - 1.4%			989,860

TOTAL NET ASSETS - 100.0%			$72,598,466

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	The rate shown represents the yield as of December 31, 2021.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

10	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT - (95.5)%
COMMON STOCKS - (95.5)%
COMMUNICATION SERVICES - (7.5)%
Diversified Telecommunication Services - (2.5)%
BT Group PLC	(149,000)	$(340,708	)(a)
Cellnex Telecom SA	(4,700)	(272,882	)(a)
Deutsche Telekom AG, Registered Shares	(17,100)	(317,806	)(a)
Infrastrutture Wireless Italiane SpA	(20,800)	(251,836	)(a)
Proximus SADP	(10,400)	(202,802	)(a)
Telecom Italia SpA	(383,500)	(188,590	)(a)
Verizon Communications Inc.	(4,700)	(244,212)

Total Diversified Telecommunication Services		(1,818,836)

Entertainment - (2.0)%
Bollore SA	(39,000)	(218,227	)(a)
Cineworld Group PLC	(190,000)	(81,887	)*(a)
CTS Eventim AG & Co. KGaA	(3,400)	(249,470	)*(a)
Embracer Group AB	(18,300)	(193,903	)*(a)
Manchester United PLC, Class A Shares	(13,000)	(185,120)
Toei Co. Ltd.	(1,200)	(182,987	)(a)
Walt Disney Co.	(2,250)	(348,502	)*

Total Entertainment		(1,460,096)

Interactive Media & Services - (1.4)%
Adevinta ASA	(14,000)	(186,061	)*(a)
Genius Sports Ltd.	(18,000)	(136,800	)*
SEEK Ltd.	(15,000)	(357,880	)(a)
Z Holdings Corp.	(49,000)	(284,345	)(a)

Total Interactive Media & Services		(965,086)

Media - (1.3)%
Informa PLC	(35,300)	(245,786	)*(a)
Kadokawa Corp.	(10,600)	(276,216	)(a)
Nordic Entertainment Group AB, Class B Shares	(4,000)	(207,551	)*(a)
S4 Capital PLC	(28,900)	(247,925	)*(a)

Total Media		(977,478)

Wireless Telecommunication Services - (0.3)%
Tele2 AB, Class B Shares	(15,800)	(225,197	)(a)

TOTAL COMMUNICATION SERVICES		(5,446,693)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	11

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - (11.8)%
Auto Components - (0.9)%
Dometic Group AB	(15,600)	$(203,837	)(a)
Koito Manufacturing Co. Ltd.	(3,600)	(190,624	)(a)
Sumitomo Electric Industries Ltd.	(19,000)	(247,713	)(a)

Total Auto Components		(642,174)

Automobiles - (0.9)%
Stellantis NV	(13,936)	(264,145	)(a)
Toyota Motor Corp.	(18,500)	(341,508	)(a)

Total Automobiles		(605,653)

Hotels, Restaurants & Leisure - (4.6)%
Aramark	(5,800)	(213,730)
Basic-Fit NV	(4,900)	(233,391	)*(a)
Carnival Corp.	(7,600)	(152,912	)*
Crown Resorts Ltd.	(34,000)	(296,512	)*(a)
DraftKings Inc., Class A Shares	(4,700)	(129,109	)*
Flutter Entertainment PLC	(1,200)	(189,350	)*(a)
Food & Life Cos. Ltd.	(5,600)	(210,985	)(a)
Fuji Kyuko Co. Ltd.	(4,700)	(166,374	)(a)
Kyoritsu Maintenance Co. Ltd.	(5,400)	(189,444	)(a)
Oriental Land Co. Ltd.	(1,900)	(320,183	)(a)
Restaurant Group PLC	(108,656)	(138,105	)*(a)
Royal Caribbean Cruises Ltd.	(3,500)	(269,150	)*
SSP Group PLC	(75,600)	(244,981	)*(a)
Trainline PLC	(52,500)	(197,720	)*(a)
Wingstop Inc.	(1,400)	(241,920)
Zensho Holdings Co. Ltd.	(7,500)	(176,111	)(a)

Total Hotels, Restaurants & Leisure		(3,369,977)

Household Durables - (1.8)%
Countryside Properties PLC	(40,400)	(245,278	)*(a)
Haseko Corp.	(15,000)	(185,973	)(a)
JM AB	(4,800)	(216,496	)(a)
Leggett & Platt Inc.	(6,000)	(246,960)
Nagawa Co. Ltd.	(2,000)	(198,230	)(a)
Sony Group Corp.	(2,000)	(252,819	)(a)

Total Household Durables		(1,345,756)

Internet & Direct Marketing Retail - (2.3)%
Auction Technology Group PLC	(9,000)	(184,843	)*(a)
BHG Group AB	(16,400)	(172,447	)*(a)
Delivery Hero SE	(1,700)	(189,800	)*(a)
Farfetch Ltd., Class A Shares	(6,700)	(223,981	)*
Just Eat Takeaway.com NV	(2,900)	(156,432	)*(a)
Prosus NV	(3,100)	(258,581	)(a)

See Notes to Schedule of Investments.

12	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - (continued)
Rakuten Group Inc.	(21,000)	$(210,693	)*(a)
THG PLC	(61,200)	(189,929	)*(a)

Total Internet & Direct Marketing Retail		(1,586,706)

Multiline Retail - (0.6)%
B&M European Value Retail SA	(29,600)	(253,348	)(a)
Wesfarmers Ltd.	(4,500)	(194,173	)(a)

Total Multiline Retail		(447,521)

Specialty Retail - (0.3)%
Dufry AG, Registered Shares	(4,100)	(202,121	)*(a)
Vroom Inc.	(3,200)	(34,528	)*

Total Specialty Retail		(236,649)

Textiles, Apparel & Luxury Goods - (0.4)%
VF Corp.	(3,600)	(263,592)

TOTAL CONSUMER DISCRETIONARY		(8,498,028)

CONSUMER STAPLES - (7.8)%
Beverages - (1.4)%
C&C Group PLC	(58,000)	(181,897	)*(a)
Fevertree Drinks PLC	(5,200)	(190,332	)(a)
Keurig Dr Pepper Inc.	(6,600)	(243,276)
Primo Water Corp.	(11,000)	(194,095)
Sapporo Holdings Ltd.	(12,000)	(227,752	)(a)

Total Beverages		(1,037,352)

Food & Staples Retailing - (1.7)%
Kusuri no Aoki Holdings Co. Ltd.	(2,600)	(164,432	)(a)
Ocado Group PLC	(11,900)	(269,996	)*(a)
Performance Food Group Co.	(4,250)	(195,033	)*
Seven & i Holdings Co. Ltd.	(6,300)	(276,929	)(a)
Shop Apotheke Europe NV	(1,400)	(180,524	)*(a)
Zur Rose Group AG	(600)	(154,893	)*(a)

Total Food & Staples Retailing		(1,241,807)

Food Products - (2.9)%
Bakkafrost P/F	(3,200)	(211,619	)(a)
Chocoladefabriken Lindt & Spruengli AG	(20)	(276,217	)(a)
Conagra Brands Inc.	(8,200)	(280,030)
Freshpet Inc.	(1,600)	(152,432	)*
Grieg Seafood ASA	(5,273)	(49,747	)*(a)
Kerry Group PLC, Class A Shares	(1,800)	(232,034	)(a)
Kraft Heinz Co.	(8,200)	(294,380)
McCormick & Co. Inc., Non Voting Shares	(2,600)	(251,186)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	13

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food Products - (continued)
Salmar ASA	(3,100)	$(213,828	)(a)
Utz Brands Inc.	(10,500)	(167,475)

Total Food Products		(2,128,948)

Household Products - (1.8)%
Church & Dwight Co. Inc.	(2,900)	(297,250)
Essity AB, Class B Shares	(9,000)	(293,673	)(a)
Kimberly-Clark Corp.	(2,100)	(300,132)
Reckitt Benckiser Group PLC	(2,600)	(223,048	)(a)
Reynolds Consumer Products Inc.	(7,000)	(219,800)

Total Household Products		(1,333,903)

TOTAL CONSUMER STAPLES		(5,742,010)

ENERGY - (3.9)%
Energy Equipment & Services - (0.2)%
Liberty Oilfield Services Inc., Class A Shares	(18,800)	(182,360	)*

Oil, Gas & Consumable Fuels - (3.7)%
Enbridge Inc.	(7,000)	(273,426)
Euronav NV	(20,000)	(177,553	)(a)
Gibson Energy Inc.	(12,100)	(214,461)
Keyera Corp.	(9,400)	(212,010)
Koninklijke Vopak NV	(4,900)	(171,800	)(a)
New Fortress Energy Inc.	(8,000)	(193,120)
NexGen Energy Ltd.	(45,600)	(199,711	)*
Parkland Corp.	(7,200)	(197,908)
TC Energy Corp.	(5,600)	(260,444)
Tellurian Inc.	(63,500)	(195,580	)*
VERBIO Vereinigte BioEnergie AG	(3,700)	(253,861	)(a)
Williams Cos. Inc.	(10,700)	(278,628)

Total Oil, Gas & Consumable Fuels		(2,628,502)

TOTAL ENERGY		(2,810,862)

FINANCIALS - (13.6)%
Banks - (2.8)%
Bank of Kyoto Ltd.	(5,200)	(240,702	)(a)
Community Bank System Inc.	(3,200)	(238,336)
First Financial Bankshares Inc.	(3,550)	(180,482)
First Republic Bank	(1,150)	(237,487)
Pinnacle Financial Partners Inc.	(3,000)	(286,500)
Prosperity Bancshares Inc.	(2,900)	(209,670)
Signature Bank	(830)	(268,480)

See Notes to Schedule of Investments.

14	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
Truist Financial Corp.	(4,500)	$(263,475)
Westpac Banking Corp.	(11,200)	(174,129	)(a)

Total Banks		(2,099,261)

Capital Markets - (5.6)%
BlackRock Inc.	(300)	(274,668)
Brookfield Asset Management Inc., Class A Shares	(5,600)	(338,128)
Charles Schwab Corp.	(4,800)	(403,680)
CME Group Inc.	(1,200)	(274,152)
Credit Suisse Group AG, Registered Shares	(31,200)	(302,616	)(a)
Euronext NV	(2,300)	(238,814	)(a)
Intercontinental Exchange Inc.	(2,100)	(287,217)
London Stock Exchange Group PLC	(2,100)	(196,556	)(a)
Macquarie Group Ltd.	(2,700)	(403,613	)(a)
Moody’s Corp.	(725)	(283,170)
Nasdaq Inc.	(1,200)	(252,012)
Nordnet AB publ	(11,000)	(211,257	)(a)
TMX Group Ltd.	(1,900)	(192,636)
Tradeweb Markets Inc., Class A Shares	(2,800)	(280,392)

Total Capital Markets		(3,938,911)

Diversified Financial Services - (2.0)%
Aker ASA, Class A Shares	(3,300)	(308,643	)(a)
Element Fleet Management Corp.	(19,300)	(196,517)
Hypoport SE	(275)	(160,135	)*(a)
Industrivarden AB, Class C Shares	(8,400)	(262,727	)(a)
Investor AB, Class B Shares	(11,000)	(275,092	)(a)
Kinnevik AB, Class B Shares	(5,200)	(183,955	)*(a)

Total Diversified Financial Services		(1,387,069)

Insurance - (2.8)%
Arthur J Gallagher & Co.	(1,850)	(313,889)
Assicurazioni Generali SpA	(10,300)	(217,387	)(a)
AXA SA	(10,100)	(301,001	)(a)
BRP Group Inc., Class A Shares	(5,900)	(213,049	)*
Phoenix Group Holdings PLC	(18,600)	(164,059	)(a)
Prudential PLC	(15,600)	(269,007	)(a)
Trupanion Inc.	(2,200)	(290,466	)*
Tryg A/S	(10,600)	(261,994	)(a)

Total Insurance		(2,030,852)

Mortgage Real Estate Investment Trusts (REITs) - (0.2)%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(3,200)	(169,984)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	15

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - (0.2)%
Rocket Cos. Inc., Class A Shares	(9,000)	$(126,000)

TOTAL FINANCIALS		(9,752,077)

HEALTH CARE - (6.6)%
Health Care Equipment & Supplies - (1.1)%
Ambu A/S, Class B Shares	(6,400)	(167,512	)(a)
Asahi Intecc Co. Ltd.	(9,400)	(201,378	)(a)
Menicon Co. Ltd.	(5,900)	(173,892	)(a)
STERIS PLC	(1,325)	(322,518)

Total Health Care Equipment & Supplies		(865,300)

Health Care Providers & Services - (1.5)%
Fresenius Medical Care AG & Co. KGaA	(4,200)	(272,073	)(a)
Fresenius SE & Co. KGaA	(6,600)	(266,108	)(a)
Guardant Health Inc.	(2,300)	(230,046	)*
HealthEquity Inc.	(3,900)	(172,536	)*
Orpea SA	(1,600)	(160,020	)(a)

Total Health Care Providers & Services		(1,100,783)

Health Care Technology - (0.5)%
CompuGroup Medical SE & Co. KgaA	(2,450)	(198,245	)(a)
Tabula Rasa HealthCare Inc.	(2,500)	(37,500	)*
Teladoc Health Inc.	(1,850)	(169,867	)*

Total Health Care Technology		(405,612)

Life Sciences Tools & Services - (1.6)%
Charles River Laboratories International Inc.	(675)	(254,327	)*
Evotec SE	(5,500)	(265,969	)*(a)
Illumina Inc.	(680)	(258,699	)*
Lonza Group AG, Registered Shares	(300)	(249,913	)(a)
Olink Holding AB, ADR	(8,100)	(147,420	)*

Total Life Sciences Tools & Services		(1,176,328)

Pharmaceuticals - (1.9)%
Bayer AG, Registered Shares	(3,300)	(176,664	)(a)
Catalent Inc.	(2,000)	(256,060	)*
Dechra Pharmaceuticals PLC	(4,900)	(353,147	)(a)
Elanco Animal Health Inc.	(6,400)	(181,632	)*
Taisho Pharmaceutical Holdings Co. Ltd.	(4,300)	(197,766	)(a)
Teva Pharmaceutical Industries Ltd., ADR	(29,000)	(232,290	)*

Total Pharmaceuticals		(1,397,559)

TOTAL HEALTH CARE		(4,945,582)

See Notes to Schedule of Investments.

16	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INDUSTRIALS - (16.8)%
Aerospace & Defense - (1.4)%
Boeing Co.	(1,500)	$(301,980	)*
CAE Inc.	(8,500)	(214,423	)*
Rolls-Royce Holdings PLC	(177,000)	(295,194	)*(a)
TransDigm Group Inc.	(340)	(216,335	)*

Total Aerospace & Defense		(1,027,932)

Airlines - (1.5)%
Air Canada	(11,600)	(193,769	)*
easyJet PLC	(24,500)	(183,990	)*(a)
International Consolidated Airlines Group SA	(93,000)	(178,757	)*(a)
Japan Airlines Co. Ltd.	(9,400)	(179,472	)*(a)
JET2 PLC	(10,800)	(162,319	)*(a)
Wizz Air Holdings PLC	(3,800)	(215,940	)*(a)

Total Airlines		(1,114,247)

Commercial Services & Supplies - (2.3)%
ADT Inc.	(22,200)	(186,702)
Biffa PLC	(44,000)	(213,035	)(a)
Boyd Group Services Inc.	(1,200)	(189,370)
GFL Environmental Inc.	(6,800)	(257,120)
HomeServe PLC	(16,700)	(197,328	)(a)
Japan Elevator Service Holdings Co. Ltd.	(9,800)	(183,024	)(a)
Waste Connections Inc.	(2,200)	(299,838)

Total Commercial Services & Supplies		(1,526,417)

Construction & Engineering - (1.0)%
JGC Holdings Corp.	(20,900)	(174,627	)(a)
Obayashi Corp.	(25,600)	(198,091	)(a)
Shimizu Corp.	(28,500)	(176,668	)(a)
SNC-Lavalin Group Inc.	(8,100)	(197,930)

Total Construction & Engineering		(747,316)

Electrical Equipment - (1.9)%
Hubbell Inc.	(1,300)	(270,751)
ITM Power PLC	(26,600)	(142,250	)*(a)
Nidec Corp.	(2,300)	(270,367	)(a)
Siemens Energy AG	(8,000)	(204,827	)*(a)
Siemens Gamesa Renewable Energy SA	(9,400)	(222,945	)*(a)
Vestas Wind Systems A/S	(8,300)	(250,998	)(a)

Total Electrical Equipment		(1,362,138)

Industrial Conglomerates - (0.4)%
Hitachi Ltd.	(5,500)	(297,918	)(a)

Machinery - (1.6)%
Alstom SA	(4,900)	(174,513	)(a)
Chart Industries Inc.	(1,000)	(159,490	)*

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	17

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - (continued)
Daifuku Co. Ltd.	(2,700)	$(220,669	)(a)
Kubota Corp.	(9,400)	(208,695	)(a)
Kurita Water Industries Ltd.	(4,100)	(193,849	)(a)
Makita Corp.	(5,200)	(220,771	)(a)

Total Machinery		(1,177,987)

Professional Services - (1.8)%
Clarivate PLC	(6,200)	(145,824	)*
Dun & Bradstreet Holdings Inc.	(9,400)	(192,606	)*
IHS Markit Ltd.	(2,100)	(279,132)
LifeWorks Inc.	(8,300)	(167,516)
RWS Holdings PLC	(25,300)	(222,325	)(a)
TransUnion	(2,200)	(260,876)

Total Professional Services		(1,268,279)

Road & Rail - (2.2)%
Central Japan Railway Co.	(1,300)	(173,435	)(a)
East Japan Railway Co.	(3,600)	(221,376	)(a)
Hankyu Hanshin Holdings Inc.	(5,500)	(156,127	)(a)
Keikyu Corp.	(14,600)	(145,973	)(a)
Keio Corp.	(3,900)	(171,909	)(a)
Keisei Electric Railway Co. Ltd.	(6,800)	(183,871	)(a)
Kintetsu Group Holdings Co. Ltd.	(5,200)	(145,372	)*(a)
National Express Group PLC	(84,700)	(293,967	)*(a)
Nishi-Nippon Railroad Co. Ltd.	(6,300)	(142,995	)(a)

Total Road & Rail		(1,635,025)

Trading Companies & Distributors - (0.2)%
MonotaRO Co. Ltd.	(10,100)	(182,035	)(a)

Transportation Infrastructure - (2.5)%
Aena SME SA	(1,500)	(236,936	)*(a)
Atlantia SpA	(10,700)	(212,553	)*(a)
Auckland International Airport Ltd.	(42,000)	(221,631	)*(a)
Flughafen Zurich AG, Registered Shares	(1,175)	(211,542	)*(a)
Fraport AG Frankfurt Airport Services Worldwide	(2,500)	(168,043	)*(a)
Getlink SE	(14,100)	(233,912	)(a)
Japan Airport Terminal Co. Ltd.	(5,400)	(225,360	)*(a)
Transurban Group	(35,555)	(357,777	)(a)

Total Transportation Infrastructure		(1,867,754)

TOTAL INDUSTRIALS		(12,207,048)

See Notes to Schedule of Investments.

18	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - (13.7)%
Electronic Equipment, Instruments & Components - (1.5)%
Amphenol Corp., Class A Shares	(3,600)	$(314,856)
Hexagon AB, Class B Shares	(21,100)	(332,189	)(a)
TDK Corp.	(6,300)	(245,949	)(a)
Yokogawa Electric Corp.	(10,700)	(192,952	)(a)

Total Electronic Equipment, Instruments & Components		(1,085,946)

IT Services - (6.3)%
Affirm Holdings Inc.	(2,500)	(251,400	)*
Afterpay Ltd.	(2,600)	(155,623	)*(a)
Amadeus IT Group SA	(4,100)	(276,154	)*(a)
Bechtle AG	(4,000)	(286,735	)(a)
Broadridge Financial Solutions Inc.	(1,200)	(219,384)
CANCOM SE	(2,900)	(195,324	)(a)
Computershare Ltd.	(18,000)	(261,995	)(a)
Edenred	(5,300)	(244,608	)(a)
Fiserv Inc.	(3,000)	(311,370	)*
Global Payments Inc.	(1,600)	(216,288)
GMO Payment Gateway Inc.	(1,500)	(185,950	)(a)
GoDaddy Inc., Class A Shares	(3,500)	(297,010	)*
Nexi SpA	(9,400)	(148,565	)*(a)
NEXTDC Ltd.	(34,000)	(315,753	)*(a)
Rackspace Technology Inc.	(9,700)	(130,659	)*
Sabre Corp.	(23,300)	(200,147	)*
Shift4 Payments Inc., Class A Shares	(2,700)	(156,411	)*
Switch Inc., Class A Shares	(8,800)	(252,032)
WEX Inc.	(950)	(133,371	)*
Wix.com Ltd.	(700)	(110,453	)*
Worldline SA	(4,400)	(245,188	)*(a)

Total IT Services		(4,594,420)

Semiconductors & Semiconductor Equipment - (2.3)%
ams AG	(10,400)	(188,134	)*(a)
Analog Devices Inc.	(1,600)	(281,232)
Marvell Technology Inc.	(4,600)	(402,454)
SOITEC	(900)	(218,899	)*(a)
Tri Chemical Laboratories Inc.	(5,500)	(173,380	)(a)
Wolfspeed Inc.	(3,000)	(335,310	)*

Total Semiconductors & Semiconductor Equipment		(1,599,409)

Software - (3.6)%
AVEVA Group PLC	(5,600)	(257,013	)(a)
BlackBerry Ltd.	(23,900)	(223,327	)*
Blue Prism Group PLC	(11,500)	(196,683	)*(a)
Ceridian HCM Holding Inc.	(3,500)	(365,610	)*

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	19

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Cint Group AB	(13,400)	$(213,811	)*(a)
Dye & Durham Ltd.	(6,300)	(223,522)
Lightspeed Commerce Inc.	(4,200)	(169,600	)*
Money Forward Inc.	(3,300)	(196,423	)*(a)
Paycor HCM Inc.	(6,300)	(181,503	)*
Sinch AB	(13,200)	(166,458	)*(a)
Splunk Inc.	(1,700)	(196,724	)*
Temenos AG, Registered Shares	(1,350)	(186,284	)(a)

Total Software		(2,576,958)

TOTAL INFORMATION TECHNOLOGY		(9,856,733)

MATERIALS - (6.6)%
Chemicals - (5.1)%
Air Liquide SA	(1,800)	(313,878	)(a)
Air Products and Chemicals Inc.	(900)	(273,834)
Albemarle Corp.	(1,600)	(374,032)
Chr Hansen Holding A/S	(2,800)	(220,134	)(a)
Croda International PLC	(2,650)	(363,447	)(a)
Ecolab Inc.	(1,500)	(351,885)
Givaudan SA, Registered Shares	(55)	(289,404	)(a)
International Flavors & Fragrances Inc.	(2,100)	(316,365)
JSR Corp.	(6,200)	(235,834	)(a)
Koninklijke DSM NV	(1,167)	(262,024	)(a)
Nippon Paint Holdings Co. Ltd.	(20,800)	(226,784	)(a)
Quaker Chemical Corp.	(800)	(184,624)
Sika AG, Registered Shares	(700)	(290,567	)(a)

Total Chemicals		(3,702,812)

Construction Materials - (0.4)%
Holcim Ltd.	(5,200)	(264,638	)(a)

Containers & Packaging - (0.6)%
AptarGroup Inc.	(1,600)	(195,968)
Ball Corp.	(2,600)	(250,302)

Total Containers & Packaging		(446,270)

Metals & Mining - (0.5)%
Ivanhoe Mines Ltd., Class A Shares	(31,300)	(255,359	)*
Seabridge Gold Inc.	(7,800)	(128,875	)*

Total Metals & Mining		(384,234)

TOTAL MATERIALS		(4,797,954)

See Notes to Schedule of Investments.

20	Franklin Global Market Neutral Fund 2021 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
REAL ESTATE - (4.6)%
Equity Real Estate Investment Trusts (REITs) - (3.5)%
Aedifica SA	(1,600)	$(209,331	)(a)
Alexandria Real Estate Equities Inc.	(1,100)	(245,256)
American Tower Corp.	(800)	(234,000)
Digital Realty Trust Inc.	(1,400)	(247,618)
Equinix Inc.	(280)	(236,835)
GLP J-REIT	(120)	(207,354	)(a)
Healthpeak Properties Inc.	(8,000)	(288,720)
Nippon Building Fund Inc.	(35)	(203,868	)(a)
Nippon Prologis REIT Inc.	(70)	(247,514	)(a)
Realty Income Corp.	(4,100)	(293,519)
Shaftesbury PLC	(30,000)	(249,808	)(a)

Total Equity Real Estate Investment Trusts (REITs)		(2,663,823)

Real Estate Management & Development - (1.1)%
Allreal Holding AG, Registered Shares	(1,000)	(221,024	)(a)
Grainger PLC	(45,000)	(191,889	)(a)
IMMOFINANZ AG	(7,900)	(202,730	)(a)
IWG PLC	(39,200)	(154,006	)*(a)

Total Real Estate Management & Development		(769,649)

TOTAL REAL ESTATE		(3,433,472)

UTILITIES - (2.6)%
Electric Utilities - (1.1)%
Elia Group SA/NV	(1,700)	(224,173	)(a)
NextEra Energy Inc.	(3,100)	(289,416)
Orsted A/S	(2,100)	(269,671	)(a)

Total Electric Utilities		(783,260)

Independent Power and Renewable Electricity Producers - (0.5)%
Innergex Renewable Energy Inc.	(12,700)	(186,743)
Neoen SA	(2,300)	(99,819	)*(a)
RENOVA Inc.	(4,900)	(88,704	)*(a)

Total Independent Power and Renewable Electricity Producers		(375,266)

Multi-Utilities - (0.7)%
Ameren Corp.	(2,100)	(186,921)
National Grid PLC	(21,600)	(311,656	)(a)

Total Multi-Utilities		(498,577)

Water Utilities - (0.3)%
Essential Utilities Inc.	(4,050)	(217,445)

TOTAL UTILITIES		(1,874,548)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(67,418,750))		$(69,365,007)

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2021 Quarterly Report	21

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,865,654	GBP	5,188,000	Bank of New York	1/21/22	$(156,220)
USD	9,980,735	JPY	1,134,063,000	Bank of New York	1/21/22	120,296
USD	3,953,784	CAD	5,075,000	Citibank N.A.	1/21/22	(58,152)
USD	10,130,342	EUR	8,968,000	Northern Trust Co.	1/21/22	(84,003)

Total						$(178,079)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Franklin Global Market Neutral Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

23

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$2,177,276	$3,139,089	—	$5,316,365
Consumer Discretionary	2,588,064	5,816,593	—	8,404,657
Consumer Staples	2,809,294	2,942,770	—	5,752,064
Energy	955,437	1,785,659	—	2,741,096
Financials	4,120,252	5,649,156	—	9,769,408
Health Care	3,386,253	1,592,710	—	4,978,963
Industrials	4,194,982	7,731,923	—	11,926,905
Information Technology	6,685,944	3,211,872	—	9,897,816
Materials	1,681,494	3,266,208	—	4,947,702
Real Estate	706,386	2,452,216	—	3,158,602
Utilities	130,620	1,862,688	—	1,993,308
Preferred Stocks	—	265,657	—	265,657

Total Long-Term Investments	29,436,002	39,716,541	—	69,152,543

Short-Term Investments†	2,456,063	—	—	2,456,063

Total Investments	$31,892,065	$39,716,541	—	$71,608,606

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$120,296	—	$120,296

Total	$31,892,065	$39,836,837	—	$71,728,902

25

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$914,634	$4,532,059	—	$5,446,693
Consumer Discretionary	1,775,882	6,722,146	—	8,498,028
Consumer Staples	2,595,089	3,146,921	—	5,742,010
Energy	2,207,648	603,214	—	2,810,862
Financials	5,580,390	4,171,687	—	9,752,077
Health Care	2,262,895	2,682,687	—	4,945,582
Industrials	3,533,662	8,673,386	—	12,207,048
Information Technology	4,972,663	4,884,070	—	9,856,733
Materials	2,331,244	2,466,710	—	4,797,954
Real Estate	1,545,948	1,887,524	—	3,433,472
Utilities	880,525	994,023	—	1,874,548

Total Securities Sold Short	28,600,580	40,764,427	—	69,365,007

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	298,375	—	298,375

Total	$28,600,580	$41,062,802	—	$69,663,382

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

26